Income Taxes (Schedule Of Significant Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Allowance for doubtful accounts and credit losses	¥ 755	¥ 1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422
Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)
Net deferred tax assets	66,591	69,529
Adjustment of investment securities	27,258	20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617
Gross deferred tax liabilities	¥ 46,519	¥ 38,018